SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED APRIL 30, 2000

NEW CENTURY PORTFOLIOS

CONTENTS


PRESIDENT'S LETTER                                                      1

NEW CENTURY CAPITAL PORTFOLIO

Portfolio of Investments
  April 30, 2000                                                        2
Statement of Assets and Liabilities
  April 30, 2000                                                        4
Statement of Operations
  Six months ended April 30, 2000                                       5
Statement of Changes in Net Assets
  Six months ended April 30, 2000 and year ended October 31, 1999       6
Financial Highlights
  Six months ended April 30, 2000 and
   each of the five years in the period ended October 31, 1999          7

NEW CENTURY BALANCED PORTFOLIO

Portfolio of Investments
  April 30, 2000                                                        8
Statement of Assets and Liabilities
  April 30, 2000                                                        10
Statement of Operations
  Six months ended April 30, 2000                                       11
Statement of Changes in Net Assets
  Six months ended April 30, 2000 and year ended October 31, 1999       12
Financial Highlights
  Six months ended April 30, 2000 and
   each of the five years in the period ended October 31, 1999          13


NEW CENTURY CAPITAL AND BALANCED PORTFOLIOS

 Notes to Financial Statements                                          14

                               PRESIDENT'S LETTER



Dear Fellow Shareholders:

As the millennium opened, the financial markets continued to exhibit the volatility that had become the hallmark of the 90s. Investors grappled with a divergence between the "old economy" and the "new economy" while the Federal Reserve increased interest rates in an effort to slow red-hot economic growth.

During the six-month period ended April 30, 2000, the Standard & Poor's 500 Composite Stock Price Index, which reflects the performance of the stocks of the largest domestic companies, gained 7.1%. The Russell 2000 Index, which reflects the performance of the stocks of smaller-capitalized domestic companies, posted an impressive gain of 18.7%. Even the international equity markets, measured by the Morgan Stanley Capital International-Europe,
Australasia, Far East Index, gained 6.8%.   The Lehman Brothers Aggregate
Bond Index gained 1.4%.

I am pleased to report that during the period, the New Century Portfolios produced levels of investment return consistent with their fund's investment objective. For the six-month period ended April 30, 2000, New Century Capital generated a return of 18.9%; New Century Balanced produced a return of 11.4%.

Sector allocation led us to focus our equity investments in the larger capitalized companies by concentrating in the growth and the growth and income sectors. Toward the end of the period, we began to reduce our allocation to the foreign sector and the aggressive sector. Sector allocation also led us to concentrate our fixed-income investments in the short to intermediate term government sector.

Although we may experience short-term volatility, our long-term investment outlook remains positive. We encourage investors who are investing for the long-term to resist acting upon short-term market volatility. The New
Century Portfolios provide a disciplined investment approach that will provide a risk-adjusted performance consistent with each fund's objectives. We thank you for selecting us to be part of your long-term investment strategy.

Sincerely,



Wayne M. Grzecki
President










              Average Annual Total Return For The Period Ended 4/30/00


                          1 Year         5 Years       10 Years

New Century Capital       24.21%          22.78%        16.67%

New Century Balanced      13.01%          15.41%        12.52%

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)


Issuer  Shares                                                 Value

                          INVESTMENT COMPANIES - 99.3%

Aggressive Funds - 13.2%

Invesco Telecommunications                           30,142  $       1,643,959
Janus Olympus                                       117,522          6,345,006
Oppenheimer Capital Appreciation                     98,866          5,787,642
ProFunds Ultra Short OTC                              4,714            154,938
RS Emerging Growth                                    1,252             73,554
Rydex OTC Inv                                       117,466          3,264,380
Transamerica Premier Aggressive Growth               92,619          3,300,924
                                                                   -----------
                                                                    20,570,403

Growth and Income Funds - 28.9%

Citizens Index International                        232,392          6,158,381
Janus Growth and Income                             178,355          7,633,612
SEI Index S&P 500 E                                 126,856          5,711,078
SSGA Growth & Income                                176,427          4,389,508
Vanguard 500 Index                                  158,143         21,180,083
                                                                  ------------
                                                                    45,072,662

Growth Funds - 32.4%

Davis New York Venture                              162,385          5,108,622
Janus                                               363,829         16,772,535
Marsico Growth & Income                             558,276         11,506,077
Turner Growth Equity                                466,646          8,506,958
Vanguard Growth Index                               218,603          8,512,418
                                                                   -----------
                                                                    50,406,610

Foreign Stock Funds - 11.3%

Acorn International                                 155,403          5,437,539
American Century International Discovery            228,367          4,085,482
Artisan International                               221,560          6,637,939
Janus Worldwide                                      18,686          1,480,461
                                                                   -----------
                                                                    17,641,421

Small Company Funds - 13.5%

AIM Small Cap Growth                                155,106          5,751,339
Berger New Generation                               149,894          5,217,804
Mutual Discovery Z                                   45,989          1,028,780
State Street Research Aurora                        368,544          8,999,842
                                                                   -----------
                                                                    20,997,765


Total investment companies (Cost $113,302,477)       99.3%         154,688,861
Cash and other assets in excess of liabilities        0.7%           1,070,534

  Net assets                                        100.0%      $  155,759,395





                       See notes to financial statements
                                       -2-

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 2000 (Unaudited)


Cost for federal income tax at April 30, 2000 was $113,302,477 and net unrealized appreciation consisted of:

  Gross unrealized appreciation                            $      41,610,002
  Gross unrealized depreciation                                     (223,618)

  Net unrealized appreciation                              $      41,386,384

























                       See notes to financial statements
                                       -3-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)


ASSETS
 Investments, at value (Cost $113,302,477) (Note 1A)      $       154,688,861
 Cash                                                               1,175,521
 Receivable for
  Capital stock sold                                                   71,923
  Dividends and interest                                                5,240
                                                                 ------------
      Total assets                                                155,941,545


LIABILITIES
 Payable for capital stock redeemed                                     1,900
 Accrued expenses                                                     180,250
                                                                 ------------
      Total liabilities                                               182,150

NET ASSETS
(applicable to 8,272,056 outstanding shares;
 unlimited number of shares of beneficial interest
 authorized, $.01 par value.)                             $       155,759,395



Net asset value, offering price and redemption price per share
($155,759,395/8,272,056 shares of beneficial interest
 outstanding)                                                          $18.83


Net assets consist of:
  Paid-in capital $                                               106,455,842
  Unrealized appreciation of investments                           41,386,384
  Undistributed net realized gain on investments                    8,448,721
  Accumulated net investment deficit                                 (531,552)
                                                                -------------
       Total net assets                                   $       155,759,395




















                       See notes to financial statements
                                       -4-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)


NET INVESTMENT LOSS
Income
  Interest                                                    $      18,038
  Dividends                                                         388,259
                                                              -------------
  Total investment income                                           406,297

Expenses
  Distribution costs (Note 3)                                       117,693
  Investment advisory fees (Note 2)                                 669,372
  Transfer agent fees                                                28,573
  Legal and audit fees                                               35,570
  Custody and accounting fees                                        43,239
  Administration fee (Note 2)                                        35,776
  Trustees' fees                                                      4,019
  Insurance                                                           1,267
  Other                                                               2,340
                                                              -------------
   Total expenses                                                   937,849

       Net investment loss                                         (531,552)


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                                 4,819,412
 Capital gain distributions from regulated
  investment companies                                            5,020,952
 Net unrealized appreciation of investments
  during the period                                              13,948,472
                                                             --------------
    Net realized and unrealized gain on investments              23,788,836
                                                             --------------
    Net increase in net assets resulting from
     operations                                           $      23,257,284






















                       See notes to financial statements
                                       -5-

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS



INCREASE (DECREASE) IN NET ASSETS



                                                                Six months              Year ended
                                                              ended April 30,         October 31,
                                                                  2000                    1999
                                                               (Unaudited)

OPERATIONS
  Net investment loss                                   $       (531,552)         $     (997,912)
  Net realized gain on investments                             4,819,412               5,270,799
  Capital gain distributions from regulated
   investment companies                                        5,020,952               3,199,821
  Net unrealized appreciation (depreciation)
   of investments                                             13,948,472              19,225,559
                                                        ----------------          --------------
  Net increase in net assets resulting from operations        23,257,284              26,698,267

DISTRIBUTIONS TO SHAREHOLDERS
  Realized gains on investments
   ($1.17 and $1.53 per share, respectively)                  (8,444,754)             (9,820,727)

CAPITAL SHARE TRANSACTIONS
  Increase in net assets from capital share
   transactions (a)                                           20,364,153              13,540,820
                                                        -----------------         --------------
          TOTAL INCREASE IN NET ASSETS                        35,176,683              30,418,360


NET ASSETS
  Beginning of period                                        120,582,712              90,164,352
                                                         ----------------          -------------
  End of period (including accumulated net investment
   deficit of $(531,552) and $-0-, respectively)     $       155,759,395     $       120,582,712




(a) Summary of capital share transactions is as follows:



                                                         Six months ended                        Year ended
                                                      April 30, 2000 (Unaudited)              October 31, 1999

                                                        Shares        Value                     Shares        Value

Shares sold                                            806,608  $      15,773,591              1,120,772    $ 17,427,343
Shares issued on
  reinvestment of distributions                        430,764          8,020,828                631,817       9,357,214
                                                    ----------        -----------             ----------    -------------
                                                     1,237,372         23,794,419              1,752,589      26,784,557

Shares redeemed                                      (181,640)         (3,430,266)              (843,278)    (13,243,737)
                                                    ----------       ------------             -----------    ------------
  Net increase                                      1,055,732        $ 20,364,153                909,311 $    13,540,820






                       See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS




(For a Share Outstanding Throughout each Period)



                                                        Six Months
                                                        Ended
                                                        April 30,                       Years ended October 31,
                                                        2000               1999       1998        1997         1996       1995
                                                       (Unaudited)
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period             $     16.71          $ 14.30   $  14.67    $  13.51   $    13.12    $  12.31

  Income (loss) from investment operations
   Net investment loss                                   (0.06)           (0.14)     (0.09)      (0.10)       (0.09)      (0.06)
   Net gain on securities
   (both realized and unrealized)                         3.35             4.08       1.18        3.29         1.90        2.16

      Total from investment operations                    3.29             3.94       1.09        3.19         1.81        2.10

  Less distributions
   Distributions from capital gains                      (1.17)           (1.53)     (1.46)      (2.03)       (1.42)      (1.29)

  Net asset value, end of period                 $       18.83    $       16.71   $  14.30  $    14.67   $    13.51    $  13.12

TOTAL RETURN**                                           19.40   %        28.94   %   7.97    %  27.22   %    14.91   %   19.60 %

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in thousands)  $            155,759         $120,583   $ 90,164  $   78,391 $     62,741  $   50,889
  Ratio of expenses to
   average net assets                                     1.29 %*          1.39  %    1.44  %     1.43 %       1.47 %      1.61 %
  Ratio of net investment loss to
   average net assets                                    -0.73 %*         -0.91  %   -0.67  %    -0.76  %     -0.69 %     -0.52 %
  Portfolio turnover                                        23 %             64  %     102  %       93  %       214 %       206 %






*       Annualized.
**      Total return for a period of less than 1 year has not been annualized.











                       See notes to financial statements
                                       -7-

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2000 (Unaudited)


Issuer  Shares                                                       Value

                          INVESTMENT COMPANIES - 99.3%

Growth and Income Funds - 29.2%

Citizens Index Institutional                         151,200    $    4,006,795
Janus Growth and Income                              97,256          4,162,546
Mutual Shares Z                                         772             15,979
SEI Index S&P 500 E                                  74,776          3,366,403
Strong Growth & Income                               80,340          2,358,768
Vanguard 500 Index                                   62,674          8,393,903
                                                                   -----------
                                                                    22,304,394

Growth Funds - 15.4%

Janus                                                99,807          4,601,116
Marsico Growth & Income                             164,170          3,383,537
Turner Growth Equity                                 93,876          1,711,365
Vanguard Growth Index                                53,767          2,093,693
                                                                    ----------
                                                                    11,789,711

Small Company Funds - 8.4%

AIM Small Cap Growth A                               79,448          2,945,924
Berger New Generation                                14,006            487,540
State Street Research Aurora                        120,968          2,954,032
                                                                    ----------
                                                                     6,387,496

Convertible Security Funds - 4.3%

MainStay Convertible                                110,571          1,724,912
Nations Convertible Securities Inv A                 71,574          1,537,411
                                                                  ------------
                                                                     3,262,323

Foreign Stock Funds - 8.4%

Acorn International                                  64,441          2,254,795
Artisan International                               120,128          3,599,036
Janus Worldwide                                       7,163            567,550
                                                                   -----------
                                                                     6,421,381

General Corporate Bond Funds - 2.3%

Strong Corporate Bond                               172,054          1,773,880

Government Treasury Bond Funds - 10.6%

American Century - Target Maturities 2005            51,771          3,784,435
American Century - Target Maturities 2010            75,361          4,237,550
Vanguard Fixed Income Intermediate Term U.S.         12,357            125,420
                                                                    ----------
                                                                     8,147,405



                       See notes to financial statements
                                       -8-

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS - (Continued)
April 30, 2000 (Unaudited)


 Issuer  Shares                                                       Value

High Quality Bond Funds - 1.8%

Dodge & Cox Income                                  120,369         1,371,008

High Yield Bonds - 12.0%

John Hancock High Yield Bond                        164,547           993,862
MainStay High Yield Corporate Bond A                605,511         4,359,682
Northeast Investors                                 405,609         3,833,001
                                                                   ----------
                                                                    9,186,545

Worldwide Bond Funds - 6.9%

PIMCO Foreign Bond Institutional                    357,790         3,585,055
PIMCO Global Bond Institutional                     194,461         1,689,870
                                                                   ----------
                                                                    5,274,925

Total investment companies (Cost $66,003,084)          99.3%       75,919,068
Cash and other assets in excess of liabilities          0.7%          527,362
                                                      ------    -------------
        Net assets                                    100.0%    $  76,446,430

Cost for federal income tax at April 30, 2000 was $66,003,084 and net unrealized appreciation consisted of:

     Gross unrealized appreciation                          $      11,965,509
     Gross unrealized depreciation                                 (2,049,525)
                                                            -----------------
     Net unrealized appreciation                            $       9,915,984






















                       See notes to financial statements
                                       -9-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)


ASSETS
 Investments, at value (Cost $66,003,084) (Note 1A)         $       75,919,068
 Cash                                                                  480,366
 Receivables for
   Capital stock sold                                                      167
   Dividends and interest                                              118,826
                                                                   -----------
           Total assets                                             76,518,427


LIABILITIES
   Payable for capital stock redeemed                                    5,000
   Accrued expenses                                                     66,997
                                                                    ----------
           Total liabilities                                            71,997
                                                                    ----------
NET ASSETS
  (applicable to 5,486,315 outstanding shares;
   unlimited number of shares of beneficial interest
   authorized, $.01 par value.)                             $       76,446,430


Net asset value, offering price and redemption
price per share ($76,446,430/5,486,315 shares of
beneficial interest outstanding)                                        $13.93


Net assets consist of:
  Paid-in capital $                                                 63,315,243
  Unrealized appreciation of investments                             9,915,984
  Undistributed net realized gain on investments                     3,097,111
  Undistributed net investment income                                  118,092
                                                                 -------------
       Total net assets                                     $       76,446,430





















                       See notes to financial statements
                                      -10-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)


NET INVESTMENT INCOME
  Income
    Interest                                                  $      13,178
    Dividends                                                     1,267,748
                                                                  ---------
      Total investment income                                     1,280,926

  Expenses
    Distribution costs (Note 3)                                      59,263
    Investment advisory fees (Note 2)                               368,189
    Transfer agent fees                                              16,113
    Legal and audit fees                                             20,660
    Custody and accounting fees                                      30,994
    Administration fee (Note 2)                                      18,141
    Trustees' fees                                                    1,981
    Insurance                                                           646
    Other                                                             2,143
                                                                   --------
       Total expenses                                               518,130
                                                                   --------
          Net investment income                                     762,796
                                                                   --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                1,821,606
  Capital gain distributions from regulated
   investment companies                                           1,874,638
  Net unrealized appreciation of investments during
   the period                                                     3,351,950
                                                                  ---------
      Net realized and unrealized gain on investments             7,048,194
                                                                  ---------
      Net increase in net assets resulting from operations     $  7,810,990




















                       See notes to financial statements
                                      -11-

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS




                                                        Six months                Year ended
                                                        ended April 30,           October 31,
                                                        2000                      1999
                                                        (Unaudited)

OPERATIONS
  Net investment income                           $       762,796           $     903,301
  Net realized gain on investments                      1,821,606               2,938,374
  Capital gain distributions from regulated
   investment companies                                 1,874,638               1,577,632
  Net unrealized appreciation of investments            3,351,950               3,133,807

  Net increase in net assets resulting from             ---------              ----------
   operations                                           7,810,990               8,553,114

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
  ($0.13 and $0.20 per share, respectively)              (644,704)               (903,301)
  Realized gains on investments
  ($0.95 and $1.09 per share, respectively)            (4,661,143)             (4,811,756)

CAPITAL SHARE TRANSACTIONS
  Increase in net assets from capital share
   transactions (a)                                     8,220,007               6,692,789
                                                       ----------              ----------
            TOTAL INCREASE IN NET ASSETS               10,725,150               9,530,846


NET ASSETS
 Beginning of period                                   65,721,280              56,190,434
                                                      -----------              ----------

  End of period (including undistributed net
   investment income of $118,092 and $-0-,
    respectively)                              $       76,446,430      $       65,721,280





(a) Summary of capital share transactions is as follows:



                                                        Six months ended                     Year ended
                                                        April 30, 2000 (Unaudited)           October 31, 1999

                                                         Shares        Value                Shares        Value

Shares sold                                            431,567     $ 6,098,465             531,039     $ 7,001,002
Shares issued on
 reinvestment of distributions                         345,575       4,788,146             411,727       5,260,712
                                                       -------       ---------             -------       ---------
                                                       777,142      10,886,611             942,766      12,261,714
Shares redeemed                                       (187,366)     (2,666,604)           (425,308)     (5,568,925)
                                                      ---------     -----------            --------      ----------
  Net increase                                         589,776    $  8,220,007             517,458    $  6,692,789





                       See notes to financial statements
                                      -12-

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout each Period)




                                                         Six Months
                                                           Ended
                                                          April 30,                 Years ended October 31,

                                                           2000          1999       1998         1997         1996          1995
                                                        (Unaudited)
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period              $     13.42      $  12.83   $  13.23   $    12.21     $   11.82     $   11.22
                                                        -------       -------    -------    ---------      --------      --------
  Income from investment operations
   Net investment income (loss)                            0.15          0.20       0.21         0.21          0.18          0.24
   Net gain (loss) on securities
   (both realized and unrealized)                          1.44          1.68       0.66         2.01          1.30          1.28
                                                          ------      --------   --------     ---------     ---------       ------
      Total from investment operations                     1.59          1.88       0.87         2.22          1.48          1.52

   Less distributions
    Dividends from net investment income                  (0.13)        (0.20)     (0.21)       (0.21)        (0.18)        (0.24)
    Distributions from capital gains                      (0.95)        (1.09)     (1.06)       (0.99)        (0.91)        (0.68)
                                                          ------        ------     ------       ------        ------        ------
      Total distributions                                 (1.08)        (1.29)     (1.27)       (1.20)        (1.09)        (0.92)

    Net asset value, end of period                     $  13.93   $     13.42    $ 12.83     $  13.23       $ 12.21      $  11.82
                                                         ======         ======    =======     ========       =======      ========
        TOTAL RETURN**                                    11.88   %     15.26   %   6.97    %   19.64   %     13.24   %     14.93 %

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in thousands)                $76,446       $65,721   $ 56,190  $    48,893   $    40,423    $   30,124
  Ratio of expenses to
   average net assets                                      1.41 %*       1.46 %     1.46 %       1.41 %        1.61 %        1.72 %
  Ratio of net investment income to
   average net assets                                      2.07 %*       1.45 %     1.51 %       1.58 %        1.45 %        2.14 %

  Portfolio turnover                                         22 %          60 %       59 %         80 %         172 %         191 %





*       Annualized.
**      Total return for a period of less than 1 year has not been annualized.


















                       See notes to financial statements
                                      -13-

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)


(1)     SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently offers shares of two series: New Century Capital Portfolio and New Century Balanced Portfolio (together, "the Portfolios"). The investment objective of the New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth while managing risk. This Portfolio seeks to achieve these objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign). The price of shares of these Portfolios fluctuates daily and there are no assurances that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

        A.      INVESTMENT VALUATION
Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

        B.      FEDERAL INCOME TAXES
It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Portfolios. Therefore, no federal income or excise tax provision is required.

        C.      INVESTMENT TRANSACTIONS
Investment  transactions are recorded on a trade date basis.  Realized gains and
losses  from  investment   transactions   are  determined   using  the  specific
identification method.

        D.      INCOME RECOGNITION
Interest is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

        E.      COST OF OPERATIONS
The Portfolios bear all costs of their operations other than expenses specifically assumed by Weston Financial Group, Inc. (the "Advisor"). Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately between each Portfolio in relation to the net assets of each Portfolio.

        F.      USE OF ESTIMATES
In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2000 (Unaudited)


(2)     INVESTMENT ADVISORY FEE, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEE

Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the two series.

Fees paid by the Portfolio pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor $4,000 annually.


(3)     DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12(b)-1 thereunder.
Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees").

During the six months ended April 30, 2000, the Distributor received sales commissions and other compensation of $57,053 and $25,662 in connection with the purchase of investment company shares by New Century Capital Portfolio and New Century Balanced Portfolio, respectively. Weston Securities Corporation has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.


(4)     INVESTMENT TRANSACTIONS

For the six months ended April 30, 2000, the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:

                                                     Purchases       Sales

    New Century Capital Portfolio                  $48,519,210     $32,924,075
    New Century Balanced Portfolio                 $21,162,002     $15,789,051










                                      -15-



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.